EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 29, 2013
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS
3	EMPLOYEE BENEFIT PLANS

We have a defined benefit pension plan covering certain employees.  The defined benefit pension plan was permanently frozen effective January 1, 2011.  The plan provides benefits based on years of service and the average compensation for the employee's last five years of employment.  Plan assets consist primarily of listed stocks and government and other bonds.

We also sponsor an unfunded non-qualified pension plan for certain employees whose benefits under the pension plan and the 401(k) plan may be restricted due to limitations imposed by the Internal Revenue Service.  The unfunded non-qualified pension plan was permanently frozen effective January 1, 2011.  The disclosure for the unfunded non-qualified pension plan for all years presented is combined with the defined benefit pension plan.

In addition, we provide postretirement health benefits to certain retirees and their eligible spouses and certain full-time active employees who did not attain age 50 by December 31, 2006.  Full-time active employees who retire after April 1, 2007 do not receive an employer contribution for health benefits after attaining age 65.  Due to certain plan changes, we do not expect the plan will qualify for actuarial equivalent pharmaceutical benefits under the Medicare Part D federal subsidy.

			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Change in benefit obligations
Benefit obligation at beginning of year	$182,004	$171,028	$14,608	$17,274
Service cost	-	-	55	14
Interest cost	7,009	7,578	380	630
Actuarial (gain) loss	(15,365)	12,322	(277)	(2,010)
Benefits paid	(9,156)	(8,924)	(1,669)	(1,300)
Benefit obligation at end of year	$164,492	$182,004	$13,097	$14,608

			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Change in plan assets
Fair value of plan assets at beginning of year	$102,602	$96,699	$-	$-
Actual gain on plan assets	15,386	11,672	-	-
Company contributions	3,114	3,155	1,669	1,300
Benefits paid	(9,156)	(8,924)	(1,669)	(1,300)
Fair value of plan assets at end of year	$111,946	$102,602	$-	$-

Funded status	$(52,546)	$(79,402)	$(13,097)	$(14,608)

			Other
	Pension Benefits		Postretirement Benefits
Years ended December 29 and December 30	2013	2012	2013	2012
Acounts recognized in consolidated balance sheets
Current liabilities	$(491)	$(476)	$(1,568)	$(1,645)
Noncurrent liabilities	(52,055)	(78,926)	(11,529)	(12,963)
Total	$(52,546)	$(79,402)	$(13,097)	$(14,608)

	Pension Benefits
	Actuarial	Prior	Deferred
	Loss	Service	Income
	(Gain), Net	Credit	Taxes	Total
Amounts recognized in accumulated other comprehensive loss
As of December 30, 2012	$93,217	$(48)	$(37,052)	$56,117
Current year change	(26,213)	10	10,152	(16,051)
As of December 29, 2013	$67,004	$(38)	$(26,900)	$40,066

The accumulated benefit obligation for the pension plans was $164,492 and $182,004 at December 29, 2013 and December 30, 2012, respectively.

	Other Postretirement Benefits
	Actuarial	Prior	Deferred
	Loss	Service	Income
	(Gain), Net	Credit	Taxes	Total
Amounts recognized in accumulated other comprehensive loss
As of December 30, 2012	$183	$(783)	$222	$(378)
Current year change	(277)	219	24	(34)
As of December 29, 2013	$(94)	$(564)	$246	$(412)

	Pension Benefits
Years ended December 29, December 30 and December 25	2013	2012	2011
Components of net periodic benefit cost
Service cost	$-	$-	$-
Interest cost	7,009	7,578	7,850
Expected return on plan assets	(7,325)	(8,454)	(9,594)
Amortization of:
Unrecognized prior service credit	(10)	(10)	(10)
Unrecognized net loss	2,787	2,038	979
Net periodic benefit cost included in operating costs and expenses and selling and administrative expenses	$2,461	$1,152	$(775)

	Other Postretirement Benefits
Years ended December 29, December 30 and December 25	2013	2012	2011
Components of net periodic benefit cost
Service cost	$55	$14	$53
Interest cost	380	630	827
Amortization of:
Unrecognized prior service credit	(219)	(219)	(219)
Unrecognized net transition obligation	-	546	549
Unrecognized net loss	-	188	-
Net periodic benefit cost included in selling and administrative expenses	$216	$1,159	$1,210

The unrecognized net loss and prior service credit for the defined benefit pension plans that is expected to be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $2,122 and ($10), respectively.  The prior service credit and transition obligation for the other postretirement pension plan that is expected to be amortized from other accumulated comprehensive income into net periodic benefit cost over the next fiscal year is ($219) and $0, respectively.

The costs for our pension benefits and other postretirement benefits are actuarially determined.  Key assumptions utilized at the measurement dates of December 29, 2013 and December 30, 2012 for pension benefits and for other postretirement benefits include the following:

Weighted-average assumptions used to determine benefit obligations:

			Other
	Pension Benefits		Postretirement Benefits
December 29 and December 30	2013	2012	2013	2012
Discount rate	4.75%	3.95%	3.55%	2.75%
Rate of compensation increases	-	-	-	-

Weighted-average assumptions used to determine net periodic benefit cost:

				Other
	Pension Benefits			Postretirement Benefits
December 29, December 30 and December 25	2013	2012	2011	2013	2012	2011
Discount rate	3.95%	4.55%	5.35%	2.75%	3.85%	4.95%
Expected return on plan assets	7.25	7.75	8.25	-	-	-
Rate of compensation increases	-	-	-	-	-	-

To determine the discount rate assumptions for the pension and the postretirement benefit plans, we studied our plans' specific discount rate by matching our projected benefit payments to a yield curve developed from high grade corporate bonds.  The results of those studies were used as the benchmark to determine the discount rate assumptions.

We studied historical markets to determine the long-term rate of return assumption for plan assets.  We preserved the long-term historical relationships between equities and fixed-income securities, consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run.  We evaluate current market factors such as inflation and interest rates before we determine long-term capital market assumptions.  We review peer data and historical returns to check for reasonableness and appropriateness.  We anticipate our expected rate of return on plan assets assumption to be 6.75% for our 2014 valuation.

The assumed health care cost trend rate used in measuring the postretirement benefit obligation for retirees for 2013 is 9.00%, grading down to 5.00% in the year 2021 and thereafter.  The assumed health care cost trend rates have a significant effect on the amounts reported for other postretirement benefits.  A 1% change in the assumed health care cost trend rate would have the following effects:

	1%	1%
	Increase	Decrease
Effect on total of service and interest cost components in 2013	$10	$(9)
Effect on postretirement benefit obligation as of December 29, 2013	$197	$(191)

Plan Assets

The following tables present the fair value of our plan assets by level of the fair value hierarchy.  In accordance with the FASB's guidance for fair value measurements, level 1 inputs are quoted prices in active markets for identical assets; level 2 inputs are significant other observable inputs; and level 3 inputs are significant unobservable inputs.

Our pension plan weighted average asset allocations at December 29, 2013 and December 30, 2012 by asset category are as follows:

	Level 1	Level 2	Level 3
	Inputs	Inputs	Inputs	Total
December 29, 2013
Mutual funds	111,205	-	-	111,205
Money-market fund	-	740	-	740
Fair value of plan assets	$111,205	$740	$-	$111,945

	Level 1	Level 2	Level 3
	Inputs	Inputs	Inputs	Total
December 30, 2012
Cash	$715	$-	$-	$715
Mutual funds	89,430	-	-	89,430
Money-market fund	-	7	-	7
Collective trust fund	-	12,450	-	12,450
Fair value of plan assets	$90,145	$12,457	$-	$102,602

	Plan Assets
December 29 and December 30	2013	2012
Equity securities	42.2%	65.2%
Fixed-income securities	57.2	34.9
Other	0.6	(0.1)
Total	100.0%	100.0%

We employ a dynamic investment strategy, changing the allocation between return-seeking and liability hedging assets to de-risk the plan as the funded ratio improves. We believe the strategy provides a reasonable probability of achieving growth of assets that will assist in closing the Plan's funding gap, while removing risk systematically as we reach our long-term goal of being fully-funded.  Based on an assessment of our long-term goals and desired risk levels, we developed a glide path that adjusts the target allocation to return-seeking assets as well as the corresponding minimum and maximum allocations as the Plan's funded status improves.  The funded status is monitored on a quarterly basis.  We seek to maintain a diversified portfolio within the return-seeking asset portfolio and the liability hedging portfolio using a diversified blend of equity and debt investments.  The return-seeking component is diversified across U.S. and non-U.S. stocks, both actively and passively managed.  The liability hedging component is diversified across the maturity, quality and sector spectrum. To achieve an appropriate level of expected return, value-added potential, and risk, we adopted the following target allocations within the return-seeking segment:

Percent of Return-Seeking Portfolio
Target
U.S. Equity	33.0%
Non-U.S. Equity (Developed and Emerging Markets)	33.0
Global Equity	34.0

Contributions
We fund our defined benefit pension plan at the minimum amount required by the Pension Protection Act of 2006.  During 2013, we contributed $2,710 to our qualified defined benefit pension plan and $404 to our non-qualified pension plan, respectively.  Based on the most recent current projections and after giving effect to our election under the recently enacted Moving Ahead for Progress in the 21st Century Act (MAP-21) pension legislation, we do not expect to contribute to our qualified defined benefit pension plan in 2014.  We expect to contribute $491 to our unfunded non-qualified pension plan in 2014.

Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid with future contributions to the plan or directly from plan assets, as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
2014	$9,399	$1,568
2015	9,669	1,545
2016	9,869	1,509
2017	10,015	1,524
2018	10,142	1,485
2019-2023	52,740	5,241

The 401(k) plan is a defined contribution benefit plan covering substantially all employees.  The plan allows employees to defer up to 50% of their eligible wages, up to the IRS limit, on a pre-tax basis.  In addition, employees can contribute up to 50% of their eligible wages after taxes.  The maximum combined total contribution may not exceed 50% of each employee's eligible wages.  Each employee who elects to participate is eligible to receive company matching contributions.  The matching contributions, recorded as an operating expense, were $2,436, $1,979, and $2,070 in 2013, 2012, and 2011, respectively.  We contribute $0.50 for each dollar contributed by the 401(k) participant, up to 7% of their eligible wages, for a maximum match of 3.5% of eligible wages, as defined by the 401(k) plan.